Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of financial instruments with carrying amounts that differ from fair values
Financial instruments with carrying amounts that differ from their fair values are as follows:

		December 31, 2020		December 31, 2019
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Convertible debentures	Level 1	55,000	52,250	94,031	112,970
Financing obligations	Level 2	51,118	49,938	15,435	13,647

Schedule of major customers
The following customers accounted for 10% or more of total revenues:

Year ended December 31,	2020	2019
Customer A	45%	33%
Customer B	30%	22%
Customer C	11%	13%
Customer D	10%	27%
At December 31, 2020 and December 31, 2019, the following customers represented 10% or more of accounts receivable and contract assets:

	December 31, 2020	December 31, 2019
Customer 1	39%	36%
Customer 2	20%	12%
Customer 3	16%	13%
Customer 4	—%	25%

Schedule of maximum exposure to credit risk for accounts receivable and unbilled revenue
The Company’s exposure to credit risk for accounts receivable and contract assets is as follows:

	December 31, 2020	December 31, 2019
Trade accounts receivable	$23,692	$38,686
Holdbacks	64	7,152
Accrued trade receivables	8,445	13,174
Contract receivables, included in accounts receivable	$32,201	$59,012
Other receivables	4,172	7,734
Total accounts receivable	$36,373	$66,746
Contract assets	7,034	19,193
Total	$43,407	$85,939

Schedule of trade receivables aging	As at December 31, 2020 and December 31, 2019, trade receivables and holdbacks are aged as follows:

	December 31, 2020	December 31, 2019
Not past due	$21,725	$35,409
Past due 1-30 days	1,821	10,380
Past due 31-60 days	85	5
More than 61 days	125	44
Total	$23,756	$45,838